Current and Long-term Liabilities - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Estimated liability for indirect taxes	$ 45.9	$ 35.9
Convertible promissory note outstanding amount		$ 68.4
Proceeds of convertible subordinate promissory note	$ 41.1